Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Gaxos.ai Inc. (the “Company”) was incorporated in the state of Wyoming on October 27, 2021 (“Inception”). On March 30, 2022, the Company reincorporated to the State of Delaware pursuant to a Plan of Conversion approved by the Board of Directors and a majority of the shareholders. On January 5, 2024, the Company changed its name from The NFT Gaming Company, Inc. to Gaxos.ai Inc. The Company is a technology-based company that is developing applications aimed at redefining the way we utilize artificial intelligence (“AI”) to optimize the user experience. The Company’s flagship product is its gaming platform called “Gaxos” (the “Platform” or “Gaxos Gaming”), created with a vision to develop, design, acquire, and manage conventional games and to combine these games with unconventional game mechanisms, such as the ability for gamers and developers to utilize artificial intelligence to create and design in-game features, as well as to mint unique in-game features, such as skins, characters, weapons, gear, levels, and virtual lands, in the form of non-fungible tokens, or “NFTs,” that will allow users to have unique experiences and more control over in-game assets. Recently, we began to develop a new initiative, Gaxos Health, which is dedicated to revolutionizing personal health and wellness by developing a suite of innovative AI-powered health optimization solutions.

On February 28, 2024, a majority of the Company shareholders granted discretionary authority to the Company’s Board of Directors to amend the Company’s Certificate of Incorporation to effect one or more consolidations of the Company’s issued and outstanding shares of common stock, pursuant to which the shares of common stock would be combined and reclassified into on the basis of one share of common stock for each 12 shares of the Company’s common stock then issued and outstanding (the “Reverse Stock Split”). On March 7, 2024, the Company filed a Certificate of Amendment to the Amended and Restated Articles of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to effect a 1-for-12 reverse stock split with respect to the outstanding shares of the Company’s common stock. The Certificate of Amendment and the reverse stock split became effective on March 7, 2024. All share and per share data in the accompanying financial statements have been retroactively adjusted to reflect the effect of the Reverse Stock Split.

On September 23, 2024, the Company formed a wholly-owned subsidiary, RNK Health, LLC (“RNK Health”), a company incorporated under the laws of the State of Delaware as a limited liability company. RNK Health was formed in order to form a partnership and potential relationship with Nekwellness, LLC (“Nekwellness”), a third party, to engage in the proposed business of marketing certain products, including GLP-1 products (GLP-1 is short for glucagon-like peptide-1), TRT (Testosterone replacement therapy) products and other potential products. In October 2024, the Company and Nekwellness entered into an operating agreement (See Note 8 – Subsequent Events).

NOTE 1 – NATURE OF OPERATIONS

Gaxos.ai Inc. (formerly The NFT Gaming Company, Inc.) (the “Company”) was incorporated in the state of Wyoming on October 27, 2021 (“Inception”). On March 30, 2022, the Company reincorporated to the State of Delaware pursuant to a Plan of Conversion approved by the Board of Directors and a majority of the shareholders. On January 5, 2024, the Company changed its name from The NFT Gamimg Company, Inc. to Gaxos.ai Inc. The Company develops, designs, acquires, and manages games that offer affordable non-fungible tokens (NFTs) for unique and exclusive features, rewards, and opportunities. In addition to developing proprietary games, the Company’s platform will onboard third-party game publishers and provide access to blockchain and NFT architecture, product experiences, exclusive content, and revenue opportunities.

On November 4, 2022, the Company filed a Certificate of Amendment to the Amended and Restated Articles of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to effect a 1-for-1.33 reverse stock split with respect to the outstanding shares of the Company’s common stock. The Certificate of Amendment and the reverse stock split became effective on November 4, 2022.

Additionally, on February 28, 2024, a majority of the Company shareholders granted discretionary authority to the Company’s Board of Directors to amend the Company’s Certificate of Incorporation to effect one or more consolidations of the Company’s issued and outstanding shares of common stock, pursuant to which the shares of common stock would be combined and reclassified into on the basis of one share of common stock for each 12 shares of the Company’s common stock then issued and outstanding (the “Reverse Stock Split”). On March 7, 2024, the Company filed a Certificate of Amendment to the Amended and Restated Articles of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to effect a 1-for-12 reverse stock split with respect to the outstanding shares of the Company’s common stock. The Certificate of Amendment and the reverse stock split became effective on March 7, 2024. All share and per share data in the accompanying financial statements have been retroactively adjusted to reflect the effect of the Reverse Stock Split.

On January 9, 2024, the Staff notified the Company that it has not regained compliance with Listing Rule 5550(a)(2) and was not eligible for a second 180-day period (the “Delisting Determination”). Further, unless the Company requested an appeal of the Delisting Determination to a Hearings Panel (the “Panel”), the Company’s securities would be scheduled for delisting from The Nasdaq Capital Market.

In early January 2024, the Company submitted a request to the Panel to appeal the Delisting Determination, and on January 16, 2024, the Panel notified the Company that it received the request which stayed the suspension of the Company’s securities and the filing of the Form 25-NSE, pending the Hearing Panel’s final written decision.

On March 22, 2024, the Company received written notice from the Panel that the Company regained compliance with the minimum bid price requirement under NASDAQ Listing Rule 5550(a)(2) for continued listing on the Nasdaq Capital Market.